Property, Plant and Equipment - Summary (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, plant and equipment
Total property, plant and equipment	$ 17,435,430	$ 16,046,616
Accumulated depreciation	(9,304,722)	(7,803,604)
Property, plant and equipment, net	8,130,708	8,243,012
Lab and build-to-suit equipment
Property, plant and equipment
Total property, plant and equipment	6,123,194	3,847,546
Grant equipment
Property, plant and equipment
Total property, plant and equipment	1,143,701	1,143,701
Office equipment
Property, plant and equipment
Total property, plant and equipment	130,460	123,655
Furniture and fixtures
Property, plant and equipment
Total property, plant and equipment	205,051	205,051
Computer equipment
Property, plant and equipment
Total property, plant and equipment	799,515	677,569
Leasehold improvements
Property, plant and equipment
Total property, plant and equipment	8,878,361	7,218,687
Construction-in-progress
Property, plant and equipment
Total property, plant and equipment	$ 155,148	$ 2,830,407	$ 337,255